Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Plan shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2022 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
Liability for share-based compensation - current | $	$ 5,470		$ 5,470			$ 9,237
Share-based compensation | $	$ 4,938	$ 13,542	23,061	$ 45,248
Share-based compensation, unrecognized | $			$ 55,043
Preferred stock, shares authorized	233,333,333		233,333,333
Common Stock, Shares Authorized	1,600,000,000		1,600,000,000			1,600,000,000
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual Life			10 years
Share-based payment award, number of shares Granted	0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	166,666		166,666
Shares Exercisable	55,554		55,554
Redemption of Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (Decrease) in Deferred Liabilities | $			$ 3,707
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized					10,580,754
Conversion of liability award to equity | $			6,276
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 4,938	$ 13,542	$ 23,061	$ 45,248
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					0.00%
Award Vesting Period					1 year
Maximum | Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized	2,083,333		2,083,333
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					200.00%
Award Vesting Period					3 years